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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 15.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 2.1%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		4,500,000	4,324,374
Vrio Finco 1 LLC/Finco 2, Inc.(b)
04/04/2023	6.250%		1,878,000	1,891,632
Vrio Finco 1 LLC/Vrio Finco 2, Inc.(b)
04/04/2028	6.875%		3,100,000	3,116,610
Total				9,332,616
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%		2,100,000	2,102,707
Colombia 1.1%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		2,505,000	2,560,744
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		1,400,000	1,322,095
Millicom International Cellular SA(b)
01/15/2028	5.125%		776,000	712,691
Total				4,595,530
Dominican Republic 0.2%
Dominican Republic International Bond(b)
02/15/2023	8.900%	DOP	40,000,000	827,172
Ghana 0.5%
Tullow Oil PLC(b)
03/01/2025	7.000%		2,350,000	2,333,592
Guatemala 1.0%
Energuate Trust(b)
05/03/2027	5.875%		4,400,000	4,258,800
Indonesia 2.1%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		3,707,000	3,548,370
Indo Energy Finance II BV(b)
01/24/2023	6.375%		3,150,000	3,084,338
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		2,800,000	2,630,340
Total				9,263,048
Mexico 4.4%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		2,000,000	1,865,614
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		902,000	851,519
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	48,047,056	2,198,447
Elementia SAB de CV(b)
01/15/2025	5.500%		3,700,000	3,498,342
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		5,224,000	5,278,016
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	2,165,056
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		3,400,000	3,216,040
Total				19,073,034
South Africa 1.2%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		4,500,000	4,666,235
Petra Diamonds U.S. Treasury PLC(b)
05/01/2022	7.250%		747,000	738,665
Total				5,404,900
Ukraine 1.3%
MHP SA(b)
04/03/2026	6.950%		3,650,000	3,533,664
MHP SE(b)
05/10/2024	7.750%		2,300,000	2,363,174
Total				5,896,838
Uruguay 0.6%
ACI Airport SudAmerica SA(b)
11/29/2032	6.875%		2,425,000	2,563,664
Total Corporate Bonds & Notes (Cost $70,774,588)				65,651,901

Foreign Government Obligations(a),(d) 74.1%

Argentina 8.0%
Argentine Republic Government International Bond
01/11/2023	4.625%		2,000,000	1,822,418
04/22/2026	7.500%		2,562,000	2,526,596
01/26/2027	6.875%		3,991,000	3,777,370
01/11/2028	5.875%		1,950,000	1,706,749
07/06/2028	6.625%		4,150,000	3,775,558
12/31/2033	8.280%		4,065,910	3,975,204
07/06/2036	7.125%		1,500,000	1,320,346
01/11/2048	6.875%		5,500,000	4,516,479
Columbia Emerging Markets Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Buenos Aires(b)
06/15/2027	7.875%		6,665,000	6,233,408
Provincia de Cordoba(b)
09/01/2024	7.450%		2,563,000	2,467,564
08/01/2027	7.125%		3,100,000	2,775,718
Total				34,897,410
Belarus 1.7%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		1,600,000	1,690,621
06/29/2027	7.625%		2,800,000	3,007,883
02/28/2030	6.200%		2,600,000	2,525,765
Total				7,224,269
Brazil 5.1%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	20,000,000	5,366,036
Brazilian Government International Bond
01/07/2041	5.625%		7,000,000	6,275,570
Petrobras Global Finance BV(b)
01/27/2025	5.299%		5,112,000	4,814,466
01/27/2028	5.999%		6,382,000	5,907,856
Total				22,363,928
China 3.6%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%		2,307,000	2,207,141
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		2,900,000	2,979,941
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		4,300,000	4,139,017
Syngenta Finance NV(b)
04/24/2028	5.182%		6,700,000	6,570,342
Total				15,896,441
Croatia 0.7%
Croatia Government International Bond(b)
01/26/2024	6.000%		3,017,000	3,237,063
Dominican Republic 5.9%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,588,000	1,626,479
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	197,000,000	4,298,739
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	126,499,000	2,848,238
03/04/2022	10.375%	DOP	100,000,000	2,127,064
01/27/2025	5.500%		877,000	872,071
01/25/2027	5.950%		1,900,000	1,907,268
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/20/2027	8.625%		4,320,000	4,975,590
04/30/2044	7.450%		6,000,000	6,369,912
01/27/2045	6.850%		900,000	898,665
Total				25,924,026
Ecuador 0.3%
Petroamazonas EP(b)
11/06/2020	4.625%		1,200,000	1,086,000
Egypt 3.0%
Egypt Government International Bond(b)
04/16/2026	4.750%	EUR	1,900,000	2,161,799
01/31/2027	7.500%		1,200,000	1,254,786
02/21/2028	6.588%		2,600,000	2,539,979
04/30/2040	6.875%		2,400,000	2,251,922
01/31/2047	8.500%		2,400,000	2,548,702
02/21/2048	7.903%		2,500,000	2,518,625
Total				13,275,813
El Salvador 1.2%
El Salvador Government International Bond(b)
01/18/2027	6.375%		2,400,000	2,289,338
01/18/2027	6.375%		500,000	476,946
04/10/2032	8.250%		959,000	1,012,818
06/15/2035	7.650%		1,636,000	1,629,418
Total				5,408,520
Honduras 2.2%
Honduras Government International Bond(b)
03/15/2024	7.500%		4,732,000	5,066,188
01/19/2027	6.250%		4,400,000	4,453,605
Total				9,519,793
Indonesia 2.5%
Indonesia Government International Bond(b)
01/17/2038	7.750%		3,548,000	4,675,753
Perusahaan Listrik Negara PT(b)
05/21/2048	6.150%		1,900,000	1,968,995
PT Pertamina Persero(b)
05/27/2041	6.500%		1,000,000	1,082,988
05/03/2042	6.000%		3,000,000	3,083,214
Total				10,810,950
Ivory Coast 3.8%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%		6,077,000	5,954,062
03/22/2030	5.250%	EUR	2,900,000	3,388,372
06/15/2033	6.125%		1,266,000	1,162,820
03/22/2048	6.625%	EUR	3,700,000	4,278,473

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		1,984,500	1,865,825
Total				16,649,552
Jamaica 0.4%
Jamaica Government International Bond
07/28/2045	7.875%		1,600,000	1,808,352
Kazakhstan 2.8%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		2,400,000	2,882,566
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		4,300,000	4,194,534
KazMunayGas National Co. JSC(b)
04/24/2025	4.750%		1,700,000	1,712,920
04/24/2030	5.375%		3,500,000	3,497,424
Total				12,287,444
Kenya 0.3%
Kenya Government International Bond(b)
02/28/2048	8.250%		1,175,000	1,169,167
Mexico 6.4%
Comision Federal de Electricidad(b)
06/16/2045	6.125%		2,200,000	2,257,592
Mexican Bonos
06/10/2021	6.500%	MXN	37,100,000	1,798,518
Petroleos Mexicanos(b)
11/24/2021	7.650%	MXN	54,300,000	2,597,813
09/12/2024	7.190%	MXN	3,440,000	152,208
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,178,877
03/13/2027	6.500%		4,180,000	4,242,190
06/02/2041	6.500%		6,753,000	6,280,006
01/23/2045	6.375%		6,300,000	5,717,275
09/21/2047	6.750%		3,000,000	2,830,470
Total				28,054,949
Nigeria 1.5%
Nigeria Government International Bond(b)
11/28/2027	6.500%		2,511,000	2,479,713
02/16/2032	7.875%		4,000,000	4,204,128
Total				6,683,841
Oman 2.3%
Oman Government International Bond(b)
01/17/2028	5.625%		6,800,000	6,600,896
01/17/2048	6.750%		3,600,000	3,439,577
Total				10,040,473
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pakistan 0.9%
Pakistan Government International Bond(b)
04/15/2024	8.250%		600,000	615,551
09/30/2025	8.250%		900,000	920,361
03/31/2036	7.875%		2,600,000	2,420,405
Total				3,956,317
Paraguay 1.1%
Paraguay Government International Bond(b)
08/11/2044	6.100%		2,900,000	3,018,929
03/13/2048	5.600%		2,000,000	1,986,212
Total				5,005,141
Russian Federation 3.4%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		5,579,000	5,454,912
Gazprom OAO Via Gaz Capital SA(b)
02/06/2028	4.950%		3,200,000	3,125,002
08/16/2037	7.288%		1,829,000	2,091,397
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	255,000,000	4,035,697
Total				14,707,008
Senegal 1.3%
Senegal Government International Bond(b)
07/30/2024	6.250%		1,296,000	1,306,098
05/23/2033	6.250%		4,700,000	4,361,074
Total				5,667,172
Serbia 0.6%
Serbia International Bond(b)
09/28/2021	7.250%		2,500,000	2,730,750
South Africa 4.9%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	230,000,000	16,724,089
Republic of South Africa Government International Bond
06/22/2030	5.875%		1,900,000	1,939,558
Transnet SOC Ltd.(b)
07/26/2022	4.000%		2,800,000	2,694,975
Total				21,358,622
Sri Lanka 1.1%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%		1,300,000	1,287,225
07/18/2026	6.825%		2,615,000	2,612,576
05/11/2027	6.200%		1,000,000	959,954
Total				4,859,755

Columbia Emerging Markets Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 1.0%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	4,014,000	4,146,241
Turkey 4.3%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	1,517,000	1,518,819
09/23/2021	5.000%	1,000,000	962,959
05/03/2024	6.125%	4,300,000	4,072,878
Turkey Government International Bond
03/25/2027	6.000%	7,500,000	7,194,457
03/17/2036	6.875%	2,794,000	2,701,466
05/30/2040	6.750%	2,473,000	2,323,287
Total			18,773,866
Ukraine 1.9%
Ukraine Government International Bond(b)
09/01/2024	7.750%	1,200,000	1,197,821
09/01/2026	7.750%	2,800,000	2,752,761
09/25/2032	7.375%	4,900,000	4,528,271
Total			8,478,853
Venezuela 1.9%
Petroleos de Venezuela SA(b),(e)
NO INDEX + 0 05/16/2024	0.000%	32,627,059	7,389,115
NO INDEX + 0 11/15/2026	0.000%	3,772,636	853,352
Total			8,242,467
Total Foreign Government Obligations (Cost $344,664,440)			324,264,183

Treasury Bills 4.9%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 3.1%
Egypt Treasury Bills(f)
06/12/2018	1.680%	EGP	156,000,000	8,676,024
10/02/2018	18.850%	EGP	95,000,000	4,989,233
Total				13,665,257
Nigeria 1.8%
Nigeria Treasury Bills
01/17/2019	12.890%	NGN	1,700,000,000	4,356,906
03/14/2019	13.080%	NGN	1,331,322,000	3,346,207
Total				7,703,113
Total Treasury Bills (Cost $20,974,405)				21,368,370

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(g),(h)	16,243,336	16,243,336
Total Money Market Funds (Cost $16,242,258)		16,243,336
Total Investments in Securities (Cost $452,655,691)		427,527,790
Other Assets & Liabilities, Net		9,868,588
Net Assets		$437,396,378

At May 31, 2018, securities and/or cash totaling $244,900 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,558,000 EUR	10,631,663 USD	Credit Suisse	06/07/2018	624,482	—
227,055,000 MXN	12,499,931 USD	Morgan Stanley	06/07/2018	1,121,812	—
153,500,000 ZAR	12,650,404 USD	TD Securities	06/07/2018	597,199	—
73,550,000 ZAR	5,772,159 USD	TD Securities	06/07/2018	—	(3,172)
Total				2,343,493	(3,172)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	79	09/2018	USD	12,581,915	293,603	—
4	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2018, the value of these securities amounted to $292,914,460, which represents 66.97% of net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2018, the value of these securities amounted to $8,242,467, which represents 1.88% of net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	20,372,525	154,717,713	(158,846,902)	16,243,336	(2,243)	994	221,513	16,243,336
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Emerging Markets Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	65,651,901	—	—	65,651,901
Foreign Government Obligations	—	324,264,183	—	—	324,264,183
Treasury Bills	—	21,368,370	—	—	21,368,370
Money Market Funds	—	—	—	16,243,336	16,243,336
Total Investments in Securities	—	411,284,454	—	16,243,336	427,527,790
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,343,493	—	—	2,343,493
Futures Contracts	293,603	—	—	—	293,603
Liability
Forward Foreign Currency Exchange Contracts	—	(3,172)	—	—	(3,172)
Total	293,603	413,624,775	—	16,243,336	430,161,714
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2018